Income Taxes - Narrative (Details) $ in Thousands, € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2020 MXN ($)
Income Tax [Line Items]
Income taxes paid (net of refunds)		$ 89,000		$ 196,800	$ 178,500
United Kingdom statutory tax rate (as a percent)		19.00%	19.00%	19.00%	19.00%
Tax benefit, GILTI high tax exception and NOL carryback provisions	$ 12,100
Gross tax operating loss carryforwards		$ 1,300,000
Net operating loss carryforward, valuation allowance		929,500
Valuation allowance, increase (decrease)		127,900		$ (14,700)
Unrecognized tax benefits that, if recognized, would impact effective tax rates		27,200		29,200	$ 26,600
Interest expense, penalties and inflationary adjustments recognized in income tax expense		(200)		(4,700)	(700)
Accrued interest on unrecognized tax benefits as of end of year		20,900		$ 21,200	$ 16,400
General Business Tax Credit Carryforward
Income Tax [Line Items]
Valuation allowance for tax credit carryforward		57,900
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments						$ 425.0
Income tax examination, liability from settlement		24,000					$ 478.5
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments		16,700	€ 13.2
Domestic Tax Authority | United Kingdom
Income Tax [Line Items]
Gross tax operating loss carryforwards		638,400
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards		370,700
Foreign Tax Authority | United States
Income Tax [Line Items]
Gross tax operating loss carryforwards		331,200
State
Income Tax [Line Items]
Gross tax operating loss carryforwards		$ 18,300